INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Financial Information of Legacy Dole (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Statements of Operations:
Revenue, net		$ 8,245,268	$ 8,024,403	$ 5,943,739
Cost of sales		(7,551,098)	(7,424,525)	(5,599,743)
Selling, marketing, general and administrative expenses		(473,903)	(436,192)	(323,190)
Net interest expense		(81,113)	(56,371)	(24,992)
Equity method earnings		15,191	6,726	48,027
Other income, net		4,799	10,600	8,435
Income tax expense		(43,591)	25,603	10,980
Loss from discontinued operations, net of income taxes		(21,818)	(56,447)	(20,568)
Less: Net income attributable to noncontrolling interests		31,646	25,287	24,212
Net income attributable to Dole plc		124,063	86,496	(7,219)
Legacy Dole Equity Method Investment
Summary Statements of Operations:
Equity method earnings	$ 27
Legacy Dole
Summary Statements of Operations:
Equity method earnings		$ 0	$ 0	$ 38,874
Net income attributable to Dole plc	38,874
Legacy Dole
Summary Statements of Operations:
Revenue, net	2,878,597
Cost of sales	(2,601,253)
Selling, marketing, general and administrative expenses	(124,417)
Net interest expense	(36,998)
Other income, net	2,859
Income tax expense	(30,557)
Less: Net income attributable to noncontrolling interests	1,872
Net income attributable to Dole plc	$ 86,386